Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 28,589	$ 2,188
Restricted cash	86	189
Trade receivables, net of allowance for doubtful accounts of $912 in 2019 and $3,759 in 2018	12,105	13,121
Prepaid and other current assets	24,966	28,178
Total current assets	65,746	43,676
Property and equipment, net of accumulated depreciation of $925 in 2019 and $40,531 in 2018	41,215	36,539
Subscriber accounts and deferred contract acquisition costs, net of accumulated amortization of $15,322 in 2019 and $1,621,242 in 2018	1,089,135	1,195,463
Dealer network and other intangible assets, net of accumulated amortization of $1,980 in 2019 and $0 in 2018	142,719	0
Goodwill	81,943	0
Deferred income tax asset, net	783	783
Operating lease right-of-use asset	19,153
Other assets	16,694	29,307
Total assets	1,457,388	1,305,768
Current liabilities:
Accounts payable	14,416	12,099
Other accrued liabilities	35,035	31,085
Deferred revenue	13,309	13,060
Holdback liability	6,148	11,513
Current portion of long-term debt	8,225	1,816,450
Total current liabilities	77,133	1,884,207
Non-current liabilities:
Long-term debt	985,775	0
Long-term holdback liability	2,207	1,770
Derivative financial instruments	0	6,039
Operating lease liabilities	15,929
Other liabilities	7,751	2,727
Total liabilities	1,088,795	1,894,743
Commitments and contingencies
Stockholder's equity (deficit):
Preferred stock	0
Common stock	225	0
Additional paid-in capital	379,175	439,711
Accumulated deficit	(10,807)	(1,036,294)
Accumulated other comprehensive income, net		7,608
Total stockholder's equity (deficit)	368,593	(588,975)
Total liabilities and stockholder's equity (deficit)	$ 1,457,388	$ 1,305,768